Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Income Taxes [line items]
Income tax expense	$ (1,704)	$ (1,404)
Effective tax rate	19.80%	24.10%